Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Commercial Mortgage Pass-Through Certificates, Series 2019-ICON

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

1 April 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017

Drexel Hamilton, LLC 77 Water Street New York, New York 10005
Re: J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-ICON (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to certain information relating to the Trust Loans (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loans,
iii.	Whether the originator of the Trust Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 April 2019

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of 36 promissory notes (collectively, the “Trust Notes”) issued by the borrowers, evidencing 18 fixed rate loans (collectively, the “Trust Loans”),
b.	Each Trust Loan is part of a split loan structure consisting of the related Trust Loan and a five-year, fixed rate, interest-only loan (each a “Companion Loan” and collectively, the “Companion Loans,” together with the Trust Loans, the “Mortgage Loans”), each evidenced by a separate promissory note (collectively, the “Companion Notes”), which will not be assets of the Issuing Entity, and
c.	The Mortgage Loans are secured by, among other things, first mortgage liens on the related borrowers’ fee interests in eight mixed use properties and ten multifamily properties located in Manhattan and Brooklyn, New York (each a “Mortgaged Property” and collectively, the “Mortgaged Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loans, Companion Loans, Mortgage Loans and Mortgaged Properties as of 1 April 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loans, Companion Loans, Mortgage Loans and Mortgaged Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Loan Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Loan Term

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	The applicable Source Document(s) indicate that each Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of each Mortgage Loan (the “Amortization Term”),
b.	Use the “Loan Term” of each Mortgage Loan, as shown on the Final Data File, for the original interest-only period of each Mortgage Loan (the “IO Period”) and
c.	Use the “Original Whole Loan Balance” of each Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of each Mortgage Loan as of the Reference Date (the “Cut-off Date Whole Loan Balance”) and
ii.	The principal balance of each Mortgage Loan as of the “Maturity Date” of each Mortgage Loan (the “Whole Loan Balance at Maturity”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Whole Loan Balance,
b.	Current Interest Rate,
c.	Amortization Type and
d.	Accrual Basis

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 8., we recalculated the:

i.	Monthly Debt Service and
ii.	Annual Debt Service

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service” of each Mortgage Loan as 1/12th the product of:

a.	The “Original Whole Loan Balance,” as shown on the Final Data File,
b.	The “Current Interest Rate,” as shown on the Final Data File and
c.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service” of each Mortgage Loan as the “Monthly Debt Service” of each Mortgage Loan, as shown on the Final Data File, multiplied by 12.

Attachment A Page 4 of 5

9.	Using the:
a.	Cut-Off Date Whole Loan Balance,
b.	Whole Loan Balance at Maturity,
c.	Annual Debt Service,
d.	TTM NOI,
e.	TTM NCF,
f.	T-6 Annualized NOI,
g.	T-6 Annualized NCF,
h.	T-3 Annualized NOI,
i.	T-3 Annualized NCF,
j.	T-1 Annualized NOI,
k.	T-1 Annualized NCF,
l.	UW Financials NOI,
m.	UW Financials Net Cash Flow,
n.	Total Number Units,
o.	Total Square Feet,
p.	Appraisal Value and
q.	Land Value

of each Mortgage Loan, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Whole Loan TTM NCF DSCR,
ii.	Whole Loan T-6 Annualized NCF DSCR,
iii.	Whole Loan T-3 Annualized NCF DSCR,
iv.	Whole Loan T-1 Annualized NCF DSCR,
v.	Whole Loan UW NCF DSCR,
vi.	Whole Loan Cut-off Date LTV,
vii.	Whole Loan Maturity Date LTV,
viii.	Whole Loan TTM NOI DY,
ix.	Whole Loan T-6 Annualized NOI DY,
x.	Whole Loan T-3 Annualized NOI DY,
xi.	Whole Loan T-1 Annualized NOI DY,
xii.	Whole Loan UW NOI DY,
xiii.	Whole Loan to Land Value Ratio,
xiv.	Whole Loan Balance Per Unit and
xv.	Whole Loan Balance Per Square Foot

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Whole Loan TTM NCF DSCR,” “Whole Loan T-6 Annualized NCF DSCR,” “Whole Loan T-3 Annualized NCF DSCR,” “Whole Loan T-1 Annualized NCF DSCR” and “Whole Loan UW NCF DSCR” to two decimal places and
b.	Round the “Whole Loan Cut-off Date LTV,” “Whole Loan Maturity Date LTV,” “Whole Loan TTM NOI DY,” “Whole Loan T-6 Annualized NOI DY,” “Whole Loan T-3 Annualized NOI DY,” “Whole Loan T-1 Annualized NOI DY,” “Whole Loan UW NOI DY” and “Whole Loan to Land Value Ratio” to the nearest 1/10th of one percent.

Attachment A Page 5 of 5

10.	Using the:
a.	Primary Servicer and
b.	Master Servicer

of each Trust Loan, both as shown on the Final Data File, we recalculated the “Servicing Fee” of each Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor Fee and
d.	CREFC Fee

of each Trust Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of each Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Current Interest Rate and
b.	Total Admin Fee

of each Trust Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of each Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the “Cut-off Date Whole Loan Balance” of the Mortgage Loans, as shown on the Final Data File, we recalculated the “% of Cut-off Date Whole Loan Balance” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Loan Agreements	Various

Promissory Note Balance Schedule	26 March 2019

Cash Management Agreements	Various

Settlement Statements	Various

Guaranty Agreements	Various

Non-Consolidation Opinions	Various

Servicing Tape	24 January 2019

Mortgaged Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Engineering Reports	Various

Environmental Phase I Reports	Various

Underwritten Rent Roll	20 September 2018

Underwriter’s Summary Report	3 January 2019

Property Management Agreements	Various

Pro Forma Title Policies	Not Applicable

USPS Internet Site (www.usps.gov)	Not Applicable

REIS Rent Comps	Various

CoStar Property Reports	27 August 2018

Insurance Review Documents	14 December 2018

Environmental Insurance Policy	19 December 2018

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Property Type (see Note 2)	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built (see Note 3)	Appraisal Report
Year Renovated (see Note 4)	Appraisal Report or Engineering Report
Market Rate Units	Underwritten Rent Roll
Rent Stabilized Units	Underwritten Rent Roll
Rent Controlled Units	Underwritten Rent Roll
Commercial Units	Underwritten Rent Roll
Residential Square Feet	Underwritten Rent Roll
Commercial Square Feet	Underwritten Rent Roll
Total Number Units	Underwritten Rent Roll
Total Square Feet	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Most Recent Residential Occupancy (Units) %	Underwritten Rent Roll
Most Recent Commercial Occupancy (Square Feet) %	Underwritten Rent Roll
Property Manager	Property Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Land Value	Appraisal Report
Date of Appraisal	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Environmental Phase I Report
Environmental Firm	Environmental Phase I Report
Engineering Report Date	Engineering Report
Engineering Firm	Engineering Report
Environmental Insurance (see Note 5)	Environmental Insurance Policy

Underwriting Information: (see Note 6)

Characteristic	Source Document(s)

2015 Effective Gross Income	Underwriter’s Summary Report
2015 Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 Replacement Reserves	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 Effective Gross Income	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 Replacement Reserves	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 Effective Gross Income	Underwriter’s Summary Report
2017 Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2017 Replacement Reserves	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
TTM Effective Gross Income	Underwriter’s Summary Report
TTM Expenses	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
TTM Replacement Reserves	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report
T-6 Annualized Effective Gross Income	Underwriter’s Summary Report
T-6 Annualized Expenses	Underwriter’s Summary Report
T-6 Annualized NOI	Underwriter’s Summary Report
T-6 Annualized Replacement Reserves	Underwriter’s Summary Report
T-6 Annualized NCF	Underwriter’s Summary Report
T-3 Annualized Effective Gross Income	Underwriter’s Summary Report
T-3 Annualized Expenses	Underwriter’s Summary Report
T-3 Annualized NOI	Underwriter’s Summary Report
T-3 Annualized Replacement Reserves	Underwriter’s Summary Report
T-3 Annualized NCF	Underwriter’s Summary Report
T-1 Annualized Effective Gross Income	Underwriter’s Summary Report
T-1 Annualized Expenses	Underwriter’s Summary Report
T-1 Annualized NOI	Underwriter’s Summary Report
T-1 Annualized Replacement Reserves	Underwriter’s Summary Report
T-1 Annualized NCF	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
UW Financials Effective Gross Income	Underwriter’s Summary Report
UW Financials Expense Total	Underwriter’s Summary Report
UW Financials NOI	Underwriter’s Summary Report
UW Financials Replacement Reserves	Underwriter’s Summary Report
UW TI and LC	Underwriter’s Summary Report
UW Financials Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Servicing Tape
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Replacement Reserves Cap	Loan Agreement
Rollover Reserves Initial Deposit Amount	Settlement Statement
Rollover Reserves Monthly Deposit Amount	Loan Agreement
Rollover Reserves Cap	Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement
Initial Debt Service Deposit	Settlement Statement
Monthly Debt Service Deposit	Loan Agreement
Initial Other Escrow	Settlement Statement
Monthly Other Escrow	Loan Agreement
Description of Other Escrow	Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Loan Agreement
Origination Date	Loan Agreement
Original Whole Loan Balance	Loan Agreement
Payment Date	Loan Agreement
First Payment Date (see Note 7)	Loan Agreement
Maturity Date	Loan Agreement
Grace Period (EoD)	Loan Agreement
Grace Period (Late)	Loan Agreement
Amortization Type	Loan Agreement
Current Interest Rate	Loan Agreement
Accrual Basis	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
Prepayment String (see Note 8)	Loan Agreement
Partial Prepayments Allowed	Loan Agreement
Partial Release Permitted	Loan Agreement
Loan Purpose	Settlement Statement
Non-Consolidation Letter	Non-Consolidation Opinion
Title Type	Pro Forma Title Policy
Substitution Allowed	Loan Agreement

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

LockBox (Y/N)	Loan Agreement
LockBox Type (see Note 9)	Loan Agreement
Cash Management (see Note 10)	Loan Agreement
Single Asset Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
TIC Structure	Loan Agreement
Condo Structure	Loan Agreement
DST	Loan Agreement
Letter of Credit	Loan Agreement
Earnout / Holdback	Loan Agreement
Assumption Fee (%)	Loan Agreement
Future Debt Permitted?	Loan Agreement
Future Debt Description	Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the Mortgaged Properties identified on the Preliminary Data File as:
a.	320-324 West 14th Street,
b.	57-59 Second Avenue,
c.	43 West 27th Street,
d.	59-61 East 3rd Street,
e.	1384 First Avenue,
f.	808 Lexington Avenue,
g.	350 East 13th Street and
h.	316 West 14th Street,

each of which has more than one property type, as shown in the applicable Source Document(s), the Depositor instructed us to use “Mixed Use” for the “Property Type” characteristic.

3.	For the purpose of comparing the “Year Built” characteristic, the Depositor instructed us to use the earliest year built if the applicable Source Document(s) showed more than one value.

Notes: (continued)

4.	For the Mortgage Loans listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s):

Table A1:	Table A1:
Mortgage Loan	Characteristic	Source Document Value	Provided Value

57-59 Second Avenue	Year Renovated	<blank>	2018

1384 First Avenue	Year Renovated	<blank>	2018

402 East 12th Street	Year Renovated	<blank>	2018

106 Bedford Avenue	Year Renovated	<blank>	2018

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Depositor.

5.	For the purpose of comparing the “Environmental Insurance” characteristic, the Depositor instructed us to use “Yes” if there is an environmental insurance policy Source Document in the related loan file which indicates that environmental insurance is in place.

6.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

7.	For the purpose of comparing the “First Payment Date” characteristic, the Depositor instructed us to assume that the “First Payment Date” is the “Payment Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

9.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) currently require the borrower to deposit or cause the property manager to deposit all rents collected to the lockbox account.

Notes: (continued)

10.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In-Place” if the applicable Source Document(s) instruct the lockbox bank to transfer funds from the lockbox account to a cash management account controlled by the lender and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Property Name
Property Count
In-Trust A Note Original Balance
In-Trust B Note Original Balance
Non-Trust A Note Original Balance
In-Trust Original Balance
Non-Trust Original Balance
Master Lease Agreement (y/n)
Master Lease Details
Ground Lease
Ground Lease Maturity Date
Original Mezzanine Loan Balance
Cut-Off Date Mezzanine Loan Balance
Mezzanine Loan Maturity Balance
Mezzanine Loan Interest Rate
Mezzanine Loan Annual Debt Service
Mezzanine Loan Monthly Debt Service
Original Total Debt Balance
Cut-Off Date Total Debt Balance
Maturity Date Total Debt Balance
Total Debt Interest Rate
Total Debt Annual Debt Service
Total Debt Monthly Debt Service
Total Debt TTM NCF DSCR
Total Debt UW NCF DSCR
Total Debt TTM NOI DY
Total Debt UW NOI DY
Total Debt Cut-off Date LTV
Total Debt Maturity Date LTV
Total Debt to Land Value Ratio
Seismic Insurance
Seismic PML %
Phase II Date
Sponsors
ARD Year
Terms/Description of Springing Cash Management (If applicable)
Primary Servicer
Master Servicer
Trustee/Cert Admin
Operating Advisor Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.